Commitments, contingencies and legal proceedings (Tables)	12 Months Ended
Dec. 31, 2021
Commitments, contingencies and legal proceedings
Schedule of contractual obligations

EURm	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Purchase obligations as of 31 December 2021(1)	4 328	398	198	82	5 006

(1)   Includes inventory purchase obligations, service agreements and outsourcing arrangements.

Schedule of guarantees and other contingent commitments

EURm	2021	2020
Contingent liabilities on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	1 281	1 107
Non-commercial guarantees	442	450
Corporate guarantees(2)
Commercial guarantees(1)	457	453
Non-commercial guarantees	35	53
Financing commitments
Customer finance commitments(3)	21	180
Venture fund commitments(4)	137	189
Other contingent liabilities and financing commitments(5)
Other guarantees and financing commitments	4	11

(1)   In commercial guarantees, Nokia reports guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements, including tender bonds, performance bonds and warranty bonds.

(2)   In corporate guarantees, Nokia reports guarantees with primary obligation that have been issued to Nokia’s customers and other third parties.

(3)   Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 34, Financial risk management.

(4)   As a limited partner in NGP Capital and certain other funds making technology-related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.

(5)   Other contingent liabilities and financing commitments exclude committed lease contracts that have not yet commenced and purchase obligations.